Variable interest entities - Assets and Liabilities of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Trading assets	$ 14,276	$ 13,981
Other assets	1,666	2,151
Other liabilities	617	422
Nonredeemable noncontrolling interests	408	359
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Trading assets	841	846
Other assets	23	45
Total assets	864	891
Other liabilities	1	5
Total liabilities	1	5
Nonredeemable noncontrolling interests	408	359
Voting Model Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
VME classification of carrying amount, assets	0	43
VME classification of carrying amount, liabilities	0	1
Noncontrolling interest in VME	$ 0	$ 7